Accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued warranty cost
Beginning balance	¥ 380,132	¥ 251,740	¥ 158,897
Warranty provision	153,082	128,392	92,843
Ending balance	¥ 533,214	¥ 380,132	¥ 251,740